Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2026
Basic and Diluted Loss Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE
NOTE 6:-	BASIC AND DILUTED LOSS PER SHARE

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2026	2025
	Number of Ordinary shares

Ordinary share options	1,524,936	581,607
Warrants	7,807,740	10,530,784

	9,332,676	11,112,391